SCHEDULE OF DEPOSITS INTO RESERVE ACCOUNTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Payment Reserve Fund	$ 3,044
Capitalized Interest Fund	144	$ 3,088
Total	$ 3,188